Derivative Financial Instruments - Cross currency swap agreements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Cross currency swaps qualified as cash flow hedging instruments
Cross currency swap agreements
Notional Amount	$ 90,150		$ 90,150		$ 90,150
Effective portion of changes in fair value of cash flow hedges	(219)	$ (4,062)	(916)	$ 2,128
Recycled loss of cash flow hedges reclassified to profit or loss on realization of expense	(147)	(90)	(309)	(159)
Hedging gain/(loss) recognized in other comprehensive income due to retranslation of bonds	$ (1,153)	$ 3,676	$ (1,857)	$ (1,077)
Gaslog with counterparty DNB Bank ASA, traded in June 2016
Cross currency swap agreements
Fixed Interest Rate	8.59%		8.59%
Notional Amount	$ 30,050		$ 30,050		30,050
Trade date			June 2016
Effective date			June 2016
Original termination date			May 2021
Gaslog with counterparty SEB, traded in June 2016
Cross currency swap agreements
Fixed Interest Rate	8.59%		8.59%
Notional Amount	$ 30,050		$ 30,050		30,050
Trade date			June 2016
Effective date			June 2016
Original termination date			May 2021
Gaslog with counterparty Nordea Bank Finland, traded in June 2016
Cross currency swap agreements
Fixed Interest Rate	8.59%		8.59%
Notional Amount	$ 30,050		$ 30,050		$ 30,050
Trade date			June 2016
Effective date			June 2016
Original termination date			May 2021